Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 01, 2014		Feb. 02, 2013		Jan. 28, 2012
OPERATING ACTIVITIES
Net Income (Loss)	$ 16,150		$ 25,301		$ (6,272)
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities:
Depreciation and Amortization	168,195		166,786		153,070
Amortization and Write-Off of Debt Issuance Costs	9,574		5,805		11,904
Impairment Charges-Long-Lived Assets	3,180		11,539		1,735
Accretion of Senior Notes and Senior Discount Notes	2,998		1,899		59
Interest Rate Cap Contracts-Adjustment to Market	68		45		3,165
Provision for Losses on Accounts Receivable	304		115		1,211
Deferred Income Tax (Benefit)	(17,973)		(6,536)		(701)
Loss on Disposition of Fixed Assets and Leasehold Improvements	1,157		2,233		2,261
Non-Cash Loss on Extinguishment of Debt-Write-off of Deferred Financing Fees	11,506		2,222		16,435
Non-cash stock compensation expense	10,203	[1]	2,747	[1]	5,797	[1]
Non-Cash Rent Expense	(11,059)		(9,873)		(5,363)
Deferred Rent Incentives	41,571		33,400		32,427
Excess Tax (Expense) Benefit from Stock Based Compensation			(497)		32
Insurance Recoveries	3,573		4,000
Changes in Assets and Liabilities:
Accounts Receivable	1,573		(11,814)		(1,650)
Merchandise Inventories	(39,862)		2,070		(38,033)
Prepaid and Other Current Assets	(8,961)		(11,891)		(8,845)
Accounts Payable	42,581		224,121		85,824
Other Current Liabilities	51,096		14,795		6,959
Other Long Term Assets and Long Term Liabilities	3,477		(3,958)		(10,032)
Net Cash Provided by Operating Activities	289,351		452,509		249,983
INVESTING ACTIVITIES
Cash Paid for Property and Equipment	(168,267)		(166,721)		(153,373)
Change in Restricted Cash and Cash Equivalents	2,700				(4,536)
Proceeds From Sale of Property and Equipment and Assets Held for Sale	773		1,435		757
Lease Acquisition Costs			(530)		(557)
Other					(1,064)
Net Cash Used in Investing Activities	(164,794)		(165,816)		(158,773)
FINANCING ACTIVITIES
Proceeds from Long Term Debt-ABL Line of Credit	806,800		459,800		1,073,700
Principal Payments on Long Term Debt-ABL Line of Credit	(806,800)		(649,800)		(1,052,300)
Proceeds from Long Term Debt-Term Loan			116,913		991,623
Principal Payments on Long Term Debt-Term Loan	(36,533)		(205,749)		(42,500)
Principal Payments on Long Term Debt-Senior Notes					(99,309)
Proceeds from Long Term Debt-Holdco Notes	343,000
Principal Payments on Long Term Debt-Holdco Notes	(221,777)
Proceeds from Long Term Debt-Notes Payable					450,000
Principal Payments on Long Term Debt-Senior Discount Notes					(302,056)
Repayment of Capital Lease Obligations	(920)		(768)		(829)
Principal Repayment of Previous Term Loan					(777,550)
Payment of Dividends	(336,000)		(1,711)		(297,917)
Purchase of Treasury Shares			(7)		(6)
Proceeds from Stock Option Exercises and Related Tax Benefits	2,527		2,760		2,024
Debt Issuance Costs	(22,126)		(459)		(30,640)
Proceeds from Initial Public Offering	260,667
Offering Costs	(23,747)
Net Cash Used in Financing Activities	(34,909)		(279,021)		(85,760)
Increase in Cash and Cash Equivalents	89,648		7,672		5,450
Cash and Cash Equivalents at Beginning of Period	43,336		35,664		30,214
Cash and Cash Equivalents at End of Period	132,984		43,336		35,664
Supplemental Disclosure of Cash Flow Information:
Interest Paid	111,533		108,180		102,304
Income Tax Payments, Net of Refunds	2,769		4,191		5,697
Accretion of Class L Preferred Return	104,859		141,571		121,048
Non-Cash Investing Activities:
Accrued Purchases of Property and Equipment	21,604		14,102		12,969
Acquisition of Capital Lease	$ 887

[1]	The tax benefit related to the Company's non-cash stock compensation was $5.1 million, $1.0 million, and $2.3 during Fiscal 2013, Fiscal 2012 and Fiscal 2011, respectively.